Property of Plant and Equipment - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 45,021,164	$ 33,655,357
Interest and exchange rate differences capitalized | %	18.17%
In Argentina Pesos [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest and exchange rate differences capitalized	$ 479,000
Cement plant works in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 15,684,774